Fees and Commissions Income (Details of Fees and Commissions Income) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Fees and Commissions [Abstract]
Fees and commissions on deposits	¥ 58,865	¥ 57,138	¥ 46,146
Fees and commissions on remittances and transfers	169,101	168,124	158,786
Fees and commissions on foreign trading business	84,688	71,487	68,273
Fees and commissions on credit card business	193,646	179,669	157,227
Fees and commissions on security-related services	285,334	285,728	300,050
Fees and commissions on administration and management services for investment funds	149,916	141,050	126,707
Trust fees	110,051	106,943	105,721
Guarantee fees	44,740	52,982	52,634
Insurance commissions	69,485	63,344	39,669
Fees and commissions on real estate business	43,516	36,364	34,715
Other fees and commissions	266,530	238,151	204,188
Fees and commissions income	¥ 1,475,872	¥ 1,400,980	¥ 1,294,116